Inventories (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Ore stockpile	$ 9,088	$ 4,533
Gold in-circuit	988	837
Gold doré	11	55
Total precious metals inventories	10,087	5,425
Supplies	2,931	824
Total inventories	$ 13,018	$ 6,249